Financial Instruments and Risk Management - Disclosure of Detailed Information about Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Financial Instruments And Risk Management
Debt (net of debt issuance cost of $399 (2019: $691))	$ 178,972		$ 280,828
Cash and cash equivalents (*)	2,563	[1]	89,117	[1]	$ 87,762	$ 112,267
Net debt	176,409		145,045
Equity	$ 308,486		$ 656,985		$ 1,003,417	$ 883,548
Net debt to equity ratio	57.20%		22.10%

[1]	Includes $Nil (2019: $46,666) of restricted deposits.